Shareholder Report, Average Annual Return (Details)							12 Months Ended	31 Months Ended	37 Months Ended	60 Months Ended	61 Months Ended	73 Months Ended	85 Months Ended	101 Months Ended
	Mar. 28, 2022	Sep. 20, 2021	Sep. 24, 2019	Oct. 09, 2018	Oct. 11, 2017	Jun. 10, 2016	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000169559
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Columbia International Equity Income ETF
C000169560
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Columbia U.S. Equity Income ETF
C000193701
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Columbia Diversified Fixed Income Allocation ETF
C000202583
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Columbia Multi-Sector Municipal Income ETF
C000213611
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Columbia Research Enhanced Core ETF
C000213612
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Columbia Research Enhanced Value ETF
C000230513
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Columbia Short Duration Bond ETF
C000234649
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Semiconductor and Technology ETF
Without Sales Load [Member] | C000169559
Average Annual Return [Line Items]
Average Annual Return, Percent							22.26%			6.84%				7.02%
Without Sales Load [Member] | C000169560
Average Annual Return [Line Items]
Average Annual Return, Percent							28.84%			13.11%				12.57%
Without Sales Load [Member] | C000193701
Average Annual Return [Line Items]
Average Annual Return, Percent							13.54%			0.33%			1.76%
Without Sales Load [Member] | C000202583
Average Annual Return [Line Items]
Average Annual Return, Percent							9.30%			1.23%		2.69%
Without Sales Load [Member] | C000213611
Average Annual Return [Line Items]
Average Annual Return, Percent							39.49%			16.16%	16.38%
Without Sales Load [Member] | C000213612
Average Annual Return [Line Items]
Average Annual Return, Percent							32.50%			11.48%	11.68%
Without Sales Load [Member] | C000230513
Average Annual Return [Line Items]
Average Annual Return, Percent							9.56%		0.94%
Without Sales Load [Member] | C000234649
Average Annual Return [Line Items]
Average Annual Return, Percent							44.43%	9.74%
MSCI EAFE Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI EAFE Index (Net)
Average Annual Return, Percent							22.97%			6.24%				7.03%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent							37.86%			14.60%				14.13%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent							10.55%			(0.23%)			1.10%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg Municipal Bond Index
Average Annual Return, Percent							9.70%			1.05%		2.39%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent							38.07%			15.00%	15.21%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent							38.07%			15.00%	15.21%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent							10.55%		(2.47%)
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent							38.02%	10.58%
MSCI EAFE Value Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI EAFE Value Index (Net)
Average Annual Return, Percent							22.75%			6.47%				6.72%
Combined Former Indices
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Combined Former Indices
Average Annual Return, Percent							23.34%			7.53%				7.66%
Beta Advantage® International ESG Equity Income Index (Net)
Average Annual Return [Line Items]
Average Annual Return, Percent							23.34%							25.10%
MSCI USA Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI USA Value Index
Average Annual Return, Percent							31.80%			10.16%				10.36%
Combined Former Indices
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Combined Former Indices
Average Annual Return, Percent							29.54%			13.58%				13.01%
Beta Advantage® U.S. ESG Equity Income Index
Average Annual Return [Line Items]
Average Annual Return, Percent							29.54%							19.55%
Beta Advantage® Multi-Sector Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Beta Advantage<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Multi-Sector Bond Index
Average Annual Return, Percent							13.85%			0.49%			1.89%
Beta Advantage® Multi-Sector Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Beta Advantage<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Multi-Sector Municipal Bond Index
Average Annual Return, Percent							9.90%			1.37%		2.78%
Beta Advantage® Research Enhanced U.S. Equity Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Beta Advantage<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Research Enhanced U.S. Equity Index
Average Annual Return, Percent							40.04%			16.44%	16.64%
Beta Advantage® Research Enhanced U.S. Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Beta Advantage<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Research Enhanced U.S. Value Index
Average Annual Return, Percent							33.20%			11.72%	11.90%
Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent							30.98%			10.14%	10.29%
Beta Advantage® Short Term Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Beta Advantage<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Short Term Bond Index
Average Annual Return, Percent							10.11%		0.80%
Bloomberg U.S. 1-5 Year Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. 1-5 Year Credit Index
Average Annual Return, Percent							8.45%		1.08%
PHLX Semiconductor Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	PHLX Semiconductor Sector Index
Average Annual Return, Percent							55.32%	15.06%